23. Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of minimum rental payment on termination

Leasing contracts totaled R$8,374 as of December 31, 2020 (R$8,667 as of December 31, 2019), as presented in the following table:

	2020	2019

Lease liability – minimum lease payments:
Up to 1 year	947	937
1 - 5 years	3,053	2,936
Over 5 years	4,374	4,794
Present value of finance lease agreements	8,374	8,667

Future financing charges	6,630	8,007
Gross amount of finance lease agreements	15,004	16,674

Schedule of contingent lease payments

23.2.	Movement of lease liabilities
At December 31, 2019	8,667
Additions	2,025
Remeasurement	1,445
Accrued interest	958
Payments	(1,680)
Anticipated lease contract termination	(698)
Exchange rate changes	433
Deconsolidation of Sendas	(2,776)
At December 31, 2020	8,374

Current	947
Non-current	7,427

At December 31, 2018	5,787
Additions	807
Remeasurement	838
Accrued interest	862
Payments	(1,498)
Anticipated lease contract termination	(116)
Business combination (Éxito)	1,817
Exchange rate changes	33
Deconsolidation Via Varejo	137
At December 31, 2019	8,667

Current	937
Non-current	7,730

Schedule of finance lease
	2020	2019	2018
Expenses (income) for the year:		Note 2	Note 2
Variable (0.1% to 4.5% of sales)	40	19	11
Sublease rentals (*)	(196)	(210)	(191)

(*) Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.